Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2012
Summary of Investments Other Than Investments in Related Parties

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE I—SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2012

($ in thousands)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$333,787	$417,047	$417,047
States, municipalities and political subdivisions	704,032	818,661	818,661
Foreign governments	303,649	396,541	396,541
Public utilities	818,353	935,815	935,815
Convertibles and bonds with warrants attached	10,321	11,262	11,262
All other corporate bonds	2,653,746	2,951,449	2,951,449
Residential mortgage-backed securities	284,885	295,678	295,678
Commercial mortgage-backed securities	195,605	200,716	200,716
Asset-backed securities	98,415	102,126	102,126
Redeemable preferred stocks	9,087	10,630	10,630

Total fixed maturities	5,411,880	$6,139,925	6,139,925

Equity securities:
Common stocks:
Industrial, miscellaneous and all other	133,733	$164,971	164,971

Mortgage loans on real estate (none acquired in satisfaction of debt)	570,365	$602,516	570,365

Policy loans	41,150		41,150
Derivative instruments	306	$306	306

Limited partnership interests	99,820		99,820
Other long-term investments	2,833		2,833
Short-term investments	61,947	$61,948	61,948

Total investments	$6,322,034		$7,081,318